UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Aerospace - 5.3%
Honeywell International, Inc.	468,148	$42,709,144
MTU Aero Engines AG	123,690	10,985,143
United Technologies Corp.	310,088	35,356,234

		$89,050,521
Alcoholic Beverages - 6.3%
Carlsberg Group	155,631	$15,162,517
Diageo PLC	1,298,551	38,435,057
Heineken N.V.	485,723	29,649,582
Pernod Ricard S.A.	219,979	23,628,047

		$106,875,203
Apparel Manufacturers - 3.9%
Burberry Group PLC	400,331	$9,529,348
Compagnie Financiere Richemont S.A.	216,252	20,071,258
LVMH Moet Hennessy Louis Vuitton S.A.	171,267	30,525,038
NIKE, Inc., “B”	86,450	6,297,883

		$66,423,527
Automotive - 1.0%
Delphi Automotive PLC	229,136	$13,952,091
Harley-Davidson, Inc.	52,590	3,244,277

		$17,196,368
Broadcasting - 7.6%
Omnicom Group, Inc.	230,823	$16,753,133
Time Warner, Inc.	458,650	28,816,980
Viacom, Inc., “B”	80,362	6,597,720
Walt Disney Co.	734,045	53,299,007
WPP Group PLC	1,102,513	23,144,618

		$128,611,458
Brokerage & Asset Managers - 1.7%
Deutsche Boerse AG	136,444	$10,505,817
Franklin Resources, Inc.	356,142	18,522,945

		$29,028,762
Business Services - 4.6%
Accenture PLC, “A”	444,606	$35,515,127
Adecco S.A.	151,694	11,937,756
Brenntag AG	47,486	8,197,679
Compass Group PLC	1,413,501	21,156,872

		$76,807,434
Cable TV - 1.4%
British Sky Broadcasting Group PLC	651,630	$9,383,839
Time Warner Cable, Inc.	100,490	13,392,302

		$22,776,141
Chemicals - 1.9%
3M Co.	244,312	$31,318,355

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.5%
Check Point Software Technologies Ltd. (a)	110,350	$7,220,201
Dassault Systemes S.A.	29,416	3,487,685
Oracle Corp.	848,533	31,310,868

		$42,018,754
Computer Software - Systems - 0.3%
Canon, Inc.	167,300	$4,896,753

Consumer Products - 6.1%
Colgate-Palmolive Co.	372,969	$22,836,892
International Flavors & Fragrances, Inc.	193,425	16,766,079
Procter & Gamble Co.	74,225	5,687,120
Reckitt Benckiser Group PLC	551,797	41,390,931
Svenska Cellulosa Aktiebolaget	555,017	15,799,779

		$102,480,801
Electrical Equipment - 3.7%
Amphenol Corp., “A”	172,138	$14,955,349
Legrand S.A.	374,119	19,872,659
Rockwell Automation, Inc.	40,031	4,597,160
Schneider Electric S.A.	290,047	23,428,153

		$62,853,321
Electronics - 2.8%
Altera Corp.	236,980	$7,922,241
Hoya Corp.	551,800	15,247,538
Microchip Technology, Inc.	267,395	11,995,340
Samsung Electronics Co. Ltd.	9,656	11,426,310

		$46,591,429
Energy - Independent - 0.4%
INPEX Corp.	632,600	$7,442,595

Food & Beverages - 4.9%
Dr Pepper Snapple Group, Inc.	219,099	$10,490,460
Groupe Danone	389,391	25,736,036
Nestle S.A.	635,795	46,142,735

		$82,369,231
Food & Drug Stores - 0.2%
Lawson, Inc.	56,200	$4,075,611

Gaming & Lodging - 0.3%
William Hill PLC	990,789	$5,413,992

General Merchandise - 0.6%
Target Corp.	184,096	$10,427,197

Insurance - 0.5%
Swiss Re Ltd.	88,468	$7,650,021

Major Banks - 5.7%
Bank of New York Mellon Corp.	825,928	$26,396,659
Goldman Sachs Group, Inc.	111,598	18,315,464
Standard Chartered PLC	875,524	17,846,996

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
State Street Corp.	503,295	$33,695,600

		$96,254,719
Medical Equipment - 8.1%
DENTSPLY International, Inc.	286,306	$13,210,159
Medtronic, Inc.	365,549	20,675,451
Sonova Holding AG	86,450	11,880,737
St. Jude Medical, Inc.	383,795	23,307,870
Stryker Corp.	94,430	7,327,768
Thermo Fisher Scientific, Inc.	374,834	43,158,387
Waters Corp. (a)	153,158	16,582,417

		$136,142,789
Network & Telecom - 0.6%
Cisco Systems, Inc.	452,386	$9,911,777

Oil Services - 2.9%
National Oilwell Varco, Inc.	211,966	$15,899,570
Saipem S.p.A.	327,528	7,686,224
Schlumberger Ltd.	294,979	25,831,311

		$49,417,105
Other Banks & Diversified Financials - 8.5%
American Express Co.	292,575	$24,874,727
Credicorp Ltd.	27,689	3,652,733
Erste Group Bank AG	273,893	9,975,633
Grupo Financiero Banorte S.A. de C.V.	822,300	5,190,561
ICICI Bank Ltd.	492,501	7,618,871
Itau Unibanco Holding S.A., ADR	874,212	10,700,355
Julius Baer Group Ltd.	267,251	12,984,511
Kasikornbank PLC	988,800	5,092,275
Komercni Banka A.S.	16,682	3,613,244
Sberbank of Russia, ADR	413,503	4,474,102
UBS AG	942,004	18,691,504
Visa, Inc., “A”	166,725	35,917,567

		$142,786,083
Pharmaceuticals - 4.8%
Bayer AG	297,305	$39,251,468
Johnson & Johnson	123,321	10,910,209
Merck KGaA	114,374	17,762,603
Roche Holding AG	45,888	12,617,745

		$80,542,025
Railroad & Shipping - 1.9%
Canadian National Railway Co.	545,294	$29,173,229
Kuehne & Nagel International AG	26,505	3,522,696

		$32,695,925
Restaurants - 1.3%
McDonald’s Corp.	206,146	$19,412,769
Whitbread PLC	36,286	2,237,492

		$21,650,261

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 5.7%
Akzo Nobel N.V.	311,017	$22,403,820
L’Air Liquide S.A.	66,304	8,334,336
Linde AG	239,970	45,472,479
Praxair, Inc.	155,602	19,406,681

		$95,617,316
Specialty Stores - 1.6%
AutoZone, Inc. (a)	29,962	$14,832,988
Sally Beauty Holdings, Inc. (a)	454,141	12,888,522

		$27,721,510
Trucking - 1.6%
United Parcel Service, Inc., “B”	280,545	$26,716,300
Total Common Stocks		$1,663,763,284

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	18,686,750	$18,686,750
Total Investments		$1,682,450,034

Other Assets, Less Liabilities - 0.2%		2,923,550
Net Assets - 100.0%		$1,685,373,584

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$862,036,098	$—	$—	$862,036,098
United Kingdom	168,539,146	—	—	168,539,146
Switzerland	145,498,962	—	—	145,498,962
France	135,011,955	—	—	135,011,955
Germany	132,175,190	—	—	132,175,190
Netherlands	52,053,402	—	—	52,053,402
Japan	—	31,662,497	—	31,662,497
Canada	29,173,229	—	—	29,173,229
Sweden	15,799,779	—	—	15,799,779
Other Countries	72,767,845	19,045,181	—	91,813,026
Mutual Funds	18,686,750	—	—	18,686,750
Total Investments	$1,631,742,356	$50,707,678	$—	$1,682,450,034

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $50,707,678 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,265,139,927
Gross unrealized appreciation	434,129,564
Gross unrealized depreciation	(16,819,457)
Net unrealized appreciation (depreciation)	$417,310,107

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,403,361	71,918,926	(73,635,537)	18,686,750

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,881	$18,686,750

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	52.4%
United Kingdom	10.0%
Switzerland	8.6%
France	8.0%
Germany	7.8%
Netherlands	3.1%
Japan	1.9%
Canada	1.7%
Sweden	0.9%
Other Countries	5.6%

6

QUARTERLY REPORT

January 31, 2014

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 59.0%
Aerospace - 3.6%
Cobham PLC	845,254	$4,081,000
Honeywell International, Inc.	104,700	9,551,781
Lockheed Martin Corp.	101,980	15,389,802
Northrop Grumman Corp.	38,860	4,490,273
United Technologies Corp.	85,760	9,778,355

		$43,291,211
Alcoholic Beverages - 1.1%
Heineken N.V.	138,681	$8,465,388
Pernod Ricard S.A.	40,996	4,403,400

		$12,868,788
Automotive - 0.7%
Johnson Controls, Inc.	101,360	$4,674,723
USS Co. Ltd.	281,400	3,844,797

		$8,519,520
Broadcasting - 2.0%
Fuji Television Network, Inc.	148,900	$2,779,864
Nippon Television Holdings, Inc.	159,800	2,729,841
Omnicom Group, Inc.	80,510	5,843,416
Viacom, Inc., “B”	46,940	3,853,774
Walt Disney Co.	118,830	8,628,246

		$23,835,141
Brokerage & Asset Managers - 1.0%
BlackRock, Inc.	18,579	$5,582,432
Computershare Ltd.	188,879	1,839,988
Daiwa Securities Group, Inc.	351,000	3,269,955
Franklin Resources, Inc.	33,281	1,730,945

		$12,423,320
Business Services - 3.2%
Accenture PLC, “A”	132,400	$10,576,112
Amadeus Holdings AG	203,687	8,064,190
Bunzl PLC	235,202	5,366,682
Compass Group PLC	613,770	9,186,731
Nomura Research Institute Ltd.	173,800	5,677,909

		$38,871,624
Cable TV - 0.5%
Comcast Corp., “Special A”	114,070	$5,971,565

Chemicals - 1.8%
3M Co.	83,606	$10,717,453
Givaudan S.A.	3,299	4,883,095
PPG Industries, Inc.	33,235	6,060,735

		$21,661,283
Computer Software - 0.5%
Oracle Corp.	178,110	$6,572,259

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.1%
Canon, Inc.	141,900	$4,153,313
International Business Machines Corp.	51,464	9,092,660
Recall Holdings Ltd. (a)	121,195	476,226

		$13,722,199
Construction - 0.6%
Geberit AG	12,225	$3,548,911
Stanley Black & Decker, Inc.	51,670	3,999,258

		$7,548,169
Consumer Products - 3.2%
Henkel KGaA, IPS	97,626	$10,583,489
Kao Corp.	392,700	12,440,355
Kose Corp.	70,300	2,200,866
Procter & Gamble Co.	82,380	6,311,956
Reckitt Benckiser Group PLC	93,560	7,018,044

		$38,554,710
Containers - 0.4%
Brambles Ltd.	605,982	$4,755,509

Electrical Equipment - 1.6%
Danaher Corp.	67,690	$5,035,459
Legrand S.A.	102,138	5,425,422
Pentair Ltd.	19,825	1,473,592
Spectris PLC	69,088	2,523,609
Tyco International Ltd.	123,770	5,011,447

		$19,469,529
Electronics - 1.0%
Halma PLC	296,695	$2,919,105
Hirose Electric Co. Ltd.	22,500	3,158,090
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	395,544	6,692,604

		$12,769,799
Energy - Independent - 0.7%
Cairn Energy PLC (a)	518,633	$1,838,164
Occidental Petroleum Corp.	77,660	6,800,686

		$8,638,850
Energy - Integrated - 2.5%
Chevron Corp.	44,154	$4,928,911
Exxon Mobil Corp.	125,230	11,541,197
Royal Dutch Shell PLC, “A”	297,430	10,284,962
Suncor Energy, Inc.	117,936	3,874,548

		$30,629,618
Food & Beverages - 2.8%
General Mills, Inc.	133,920	$6,430,838
Groupe Danone	197,165	13,031,235
Nestle S.A.	206,837	15,011,167

		$34,473,240
Food & Drug Stores - 1.2%
CVS Caremark Corp.	158,800	$10,753,936
Lawson, Inc.	54,300	3,937,823

		$14,691,759

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 0.5%
Target Corp.	114,050	$6,459,792

Insurance - 3.9%
ACE Ltd.	39,290	$3,685,795
Aon PLC	65,210	5,246,797
Hiscox Ltd.	283,779	2,976,297
ING Groep N.V. (a)	412,792	5,478,249
MetLife, Inc.	162,800	7,985,340
Prudential Financial, Inc.	58,590	4,944,410
Swiss Re Ltd.	71,006	6,140,043
Travelers Cos., Inc.	92,550	7,522,464
Zurich Insurance Group AG	13,781	4,002,137

		$47,981,532
Leisure & Toys - 0.2%
Hasbro, Inc.	52,820	$2,594,518

Machinery & Tools - 0.5%
GLORY Ltd.	75,800	$1,860,659
Neopost S.A. (l)	44,596	3,783,223

		$5,643,882
Major Banks - 4.8%
Bank of New York Mellon Corp.	203,368	$6,499,641
Goldman Sachs Group, Inc.	34,481	5,659,022
HSBC Holdings PLC	732,828	7,553,444
JPMorgan Chase & Co.	249,330	13,802,909
State Street Corp.	91,710	6,139,985
Sumitomo Mitsui Financial Group, Inc.	57,000	2,636,915
Toronto-Dominion Bank	23,417	2,025,163
Wells Fargo & Co.	309,430	14,029,556

		$58,346,635
Medical & Health Technology & Services - 0.4%
Kobayashi Pharmaceutical Co. Ltd.	54,700	$2,968,403
Quest Diagnostics, Inc.	37,760	1,982,400

		$4,950,803
Medical Equipment - 1.3%
Abbott Laboratories	175,190	$6,422,465
Medtronic, Inc.	112,100	6,340,376
St. Jude Medical, Inc.	53,240	3,233,265

		$15,996,106
Network & Telecom - 1.3%
Ericsson, Inc., “B”	769,968	$9,402,180
Nokia Oyj (a)	914,561	6,346,195

		$15,748,375
Other Banks & Diversified Financials - 0.7%
DNB A.S.A.	279,612	$4,725,937
Hachijuni Bank Ltd.	184,000	1,017,982
North Pacific Ltd.	170,000	659,946
U.S. Bancorp	59,420	2,360,757

		$8,764,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 6.4%
Bayer AG	79,494	$10,495,135
GlaxoSmithKline PLC	542,233	13,941,134
Johnson & Johnson	179,280	15,860,902
Novartis AG	117,040	9,268,706
Pfizer, Inc.	511,790	15,558,416
Roche Holding AG	37,256	10,244,219
Santen Pharmaceutical Co. Ltd.	57,200	2,403,992

		$77,772,504
Printing & Publishing - 0.3%
Moody’s Corp.	41,330	$3,082,391
Pearson PLC	22,060	403,261

		$3,485,652
Railroad & Shipping - 0.2%
Canadian National Railway Co.	36,900	$1,974,150

Real Estate - 0.7%
Deutsche Wohnen AG (a)	185,046	$3,364,224
Deutsche Wohnen AG	287,020	5,378,808

		$8,743,032
Restaurants - 0.5%
McDonald’s Corp.	68,865	$6,485,017

Specialty Stores - 0.2%
Esprit Holdings Ltd. (a)	1,349,350	$2,544,435

Telecommunications - Wireless - 2.6%
KDDI Corp.	323,600	$17,792,166
NTT DoCoMo, Inc.	158,100	2,541,614
Vodafone Group PLC	3,189,451	11,878,330

		$32,212,110
Telephone Services - 1.3%
AT&T, Inc.	109,480	$3,647,874
TDC A.S.	348,130	3,272,135
Telecom Italia S.p.A.	2,249,424	1,896,124
Verizon Communications, Inc.	157,560	7,566,031

		$16,382,164
Tobacco - 2.8%
British American Tobacco PLC	161,499	$7,741,636
Japan Tobacco, Inc.	248,500	7,675,323
Lorillard, Inc.	97,060	4,777,293
Philip Morris International, Inc.	171,610	13,409,605

		$33,603,857
Trucking - 0.9%
United Parcel Service, Inc., “B”	31,520	$3,001,650
Yamato Holdings Co. Ltd.	380,700	7,985,345

		$10,986,995
Total Common Stocks		$719,944,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - 36.5%
Asset-Backed & Securitized - 1.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	$1,637,230
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		995,797	1,014,304
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		995,797	1,084,470
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		30,098	30,745
Goldman Sachs Mortgage Securities Corp., FRN, 5.806%, 2045		3,520,000	3,880,057
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.813%, 2049		1,058,797	1,081,169
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.922%, 2051		1,023,480	1,032,362
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049		1,040,000	1,161,100
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.841%, 2050		163,699	168,634
Merrill Lynch Mortgage Trust, FRN, 5.841%, 2050		1,040,000	1,158,376
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.922%, 2051		510,000	560,588

			$12,809,035
Automotive - 0.6%
Daimler Finance North America LLC, 1.875%, 2018 (n)		$492,000	$492,710
FCE Bank, 1.875%, 2016	EUR	350,000	480,420
Ford Motor Credit Co. LLC, 1.7%, 2016		$853,000	863,060
RCI Banque S.A., 4.25%, 2017	EUR	450,000	659,676
Toyota Motor Credit Corp., 0.875%, 2015		$1,163,000	1,171,322
TRW Automotive, Inc., 4.5%, 2021 (n)		227,000	229,838
TRW Automotive, Inc., 4.45%, 2023 (n)		520,000	504,400
Volkswagen International Finance N.V., 1.15%, 2015 (n)		1,810,000	1,825,457
Volkswagen International Finance N.V., 2.375%, 2017 (n)		534,000	551,860

			$6,778,743
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020		$790,000	$922,721

Broadcasting - 0.1%
Discovery Communications, Inc., 4.875%, 2043		$610,000	$586,198
Myriad International Holdings B.V., 6%, 2020 (n)		650,000	682,500
Vivendi S.A., 4%, 2017	EUR	400,000	585,965

			$1,854,663
Building - 0.2%
CRH Finance Ltd., 3.125%, 2023	EUR	350,000	$482,505
Holcim GB Finance Ltd., 8.75%, 2017	GBP	200,000	394,929
Mohawk Industries, Inc., 6.125%, 2016		$483,000	525,263
Owens Corning, Inc., 6.5%, 2016		157,000	174,641
Owens Corning, Inc., 4.2%, 2022		376,000	371,444

			$1,948,782
Business Services - 0.0%
Fidelity National Information Services, Inc., 5%, 2022		$483,000	$498,527

Cable TV - 0.3%
Comcast Corp., 4.65%, 2042		$614,000	$588,373
Cox Communications, Inc., 3.25%, 2022 (n)		495,000	463,432
NBCUniversal Media LLC, 5.15%, 2020		728,000	824,942
Shaw Communications, 5.65%, 2019	CAD	510,000	517,322
Time Warner Cable, Inc., 5.75%, 2031	GBP	250,000	371,577
Time Warner Cable, Inc., 4.5%, 2042		$721,000	551,897

			$3,317,543

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - 0.1%
Dow Chemical Co., 8.55%, 2019		$580,000	$746,261
FMC Corp., 4.1%, 2024		436,000	443,527
LyondellBasell Industries N.V., 5%, 2019		597,000	668,436

			$1,858,224
Conglomerates - 0.2%
Alstom S.A., 2.25%, 2017	EUR	400,000	$545,466
Roper Industries, Inc., 1.85%, 2017		$251,000	251,634
Siemens Financieringsmaat N.V., 5.25%, 2066	EUR	300,000	433,944
Siemens Financieringsmaat N.V., 6.125%, 2066	GBP	150,000	266,558
Voto Votorantim Ltd., 5.25%, 2017	EUR	350,000	506,160

			$2,003,762
Consumer Products - 0.2%
Henkel AG & Co. KgaA, 5.375%, 2104	EUR	300,000	$427,220
Newell Rubbermaid, Inc., 4.7%, 2020		$730,000	787,940
Prosegur Cia de Seguridad S.A., 2.75%, 2018	EUR	400,000	551,915
Reckitt Benckiser Treasury Services PLC, 3.625%, 2023 (n)		$731,000	738,646

			$2,505,721
Defense Electronics - 0.0%
BAE Systems, 4.125%, 2022	GBP	350,000	$589,179

Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 2018		$522,000	$520,042

Emerging Market Quasi-Sovereign - 0.3%
Comision Federal de Electricidad, 5.75%, 2042 (n)		$677,000	$627,918
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		271,000	275,247
Empresa Nacional del Petroleo, 6.25%, 2019		265,000	293,311
Gaz Capital S.A., 3.85%, 2020 (n)		1,081,000	1,026,950
Gaz Capital S.A., 3.389%, 2020	EUR	300,000	399,552
Pemex Project Funding Master Trust, 5.75%, 2018		$523,000	578,046
Petroleos Mexicanos, 5.5%, 2021		232,000	247,080

			$3,448,104
Emerging Market Sovereign - 0.5%
Government of Thailand, 3.625%, 2023	THB	53,310,000	$1,574,368
Republic of Colombia, 6.125%, 2041		$613,000	639,053
Republic of Peru, 7.35%, 2025		700,000	871,500
Russian Federation, 4.5%, 2022 (n)		200,000	199,800
United Mexican States, 8.5%, 2029	MXN	27,890,000	2,319,693

			$5,604,414
Energy - Independent - 0.0%
EOG Resources, Inc., 2.625%, 2023		$269,000	$251,655

Energy - Integrated - 0.1%
BG Energy Capital PLC, 6.5%, 2072	EUR	350,000	$521,610
Eni S.p.A., 4%, 2020	EUR	300,000	450,137
LUKOIL International Finance B.V., 4.563%, 2023 (n)		$500,000	461,250

			$1,432,997
Financial Institutions - 0.1%
General Electric Capital Corp., 3.1%, 2023		$989,000	$953,291
International Lease Finance Corp., 7.125%, 2018 (n)		569,000	658,618

			$1,611,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$778,632
BFF International Ltd., 7.25%, 2020		266,000	289,940
Coca-Cola Co., 4.25%, 2016	EUR	350,000	511,679
Conagra Foods, Inc., 3.2%, 2023		$729,000	695,694
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		629,000	631,261
Tyson Foods, Inc., 6.6%, 2016		900,000	1,003,918
Wm. Wrigley Jr. Co., 2.9%, 2019 (n)		277,000	279,342

			$4,190,466
Food & Drug Stores - 0.0%
CVS Caremark Corp., 5.75%, 2017		$305,000	$347,378

Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 2020 (n)		$793,000	$897,620
Packaging Corp. of America, 3.9%, 2022		483,000	480,740

			$1,378,360
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.5%, 2018		$500,000	$506,145
Wyndham Worldwide Corp., 5.625%, 2021		350,000	382,116

			$888,261
Insurance - 0.5%
American International Group, Inc., 4.875%, 2022		$226,000	$245,946
American International Group, Inc., 4.875%, 2067	EUR	600,000	806,388
Assicurazioni Generali S.p.A., 7.75%, 2042	EUR	200,000	313,592
Aviva PLC, FRN, 5.7%, 2049	EUR	930,000	1,304,463
CNP Assurances S.A., 6% to 2020, FRN to 2040	EUR	450,000	652,434
Delta Lloyd Levensverzek, FRN, 9%, 2042	EUR	450,000	744,836
UnumProvident Corp., 6.85%, 2015 (n)		$1,367,000	1,494,538

			$5,562,197
Insurance - Property & Casualty - 0.5%
Amlin PLC, 6.5%, 2026	GBP	200,000	$340,287
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	1,498,147
Berkshire Hathaway, Inc., 4.5%, 2043		490,000	466,803
Chubb Corp., 6.375% to 2017, FRN to 2067		730,000	804,825
Clerical Medical Finance PLC, 4.25%, 2049	EUR	500,000	681,093
Marsh & McLennan Cos., Inc., 2.55%, 2018		$293,000	296,612
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 2041	GBP	300,000	528,078
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		$1,259,000	1,347,130

			$5,962,975
International Market Quasi-Sovereign - 0.4%
Electricite De France, 6% to 2026, FRN to 2049	GBP	300,000	$500,567
Electricite de France, FRN, 5.25%, 2049 (n)		$810,000	782,663
ESB Finance Ltd., 4.375%, 2019	EUR	400,000	606,653
Statoil A.S.A., 4.25%, 2041		$660,000	631,506
Statoil A.S.A., FRN, 0.526%, 2018		477,000	476,603
Temasek Financial I Ltd., 2.375%, 2023 (n)		1,450,000	1,341,724

			$4,339,716
International Market Sovereign - 19.7%
Federal Republic of Germany, 2.5%, 2044	EUR	1,369,000	$1,851,817
Federal Republic of Germany, 3.25%, 2021	EUR	3,231,000	5,017,746
Federal Republic of Germany, 6.25%, 2030	EUR	3,483,000	7,218,682

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Australia, 5.75%, 2021	AUD	15,121,000	$14,974,624
Government of Canada, 4.5%, 2015	CAD	4,984,000	4,682,879
Government of Canada, 4.25%, 2018	CAD	13,092,000	13,134,200
Government of Canada, 3.25%, 2021	CAD	8,191,000	7,982,502
Government of Canada, 5.75%, 2033	CAD	2,272,000	2,925,500
Government of Japan, 1.1%, 2020	JPY	3,250,400,000	33,409,989
Government of Japan, 2.1%, 2024	JPY	2,154,350,000	24,173,738
Government of Japan, 2.2%, 2027	JPY	542,700,000	6,194,227
Government of Japan, 2.4%, 2037	JPY	325,150,000	3,696,494
Government of Japan, 2%, 2052	JPY	127,000,000	1,344,716
Kingdom of Belgium, 4.25%, 2021	EUR	5,416,000	8,620,110
Kingdom of Spain, 5.4%, 2023	EUR	4,179,000	6,420,779
Kingdom of Spain, 5.5%, 2017	EUR	3,857,000	5,860,761
Kingdom of Spain, 4.6%, 2019	EUR	4,313,000	6,466,603
Kingdom of Sweden, 5%, 2020	SEK	19,340,000	3,543,140
Kingdom of the Netherlands, 3.5%, 2020	EUR	4,059,000	6,244,552
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,035,000	1,926,371
Republic of Austria, 4.65%, 2018	EUR	2,195,000	3,425,771
Republic of Austria, 1.75%, 2023	EUR	2,026,000	2,689,047
Republic of France, 2.5%, 2020	EUR	2,381,000	3,440,365
Republic of France, 6%, 2025	EUR	2,350,000	4,337,779
Republic of France, 4.75%, 2035	EUR	2,910,000	5,018,630
Republic of Iceland, 4.875%, 2016 (n)		$2,826,000	2,953,170
Republic of Ireland, 4.5%, 2020	EUR	4,879,000	7,388,501
Republic of Ireland, 5.4%, 2025	EUR	3,141,000	4,959,974
Republic of Italy, 5.25%, 2017	EUR	7,852,000	11,789,013
Republic of Italy, 3.75%, 2021	EUR	10,339,000	14,577,249
United Kingdom Treasury, 5%, 2018	GBP	3,229,000	6,055,329
United Kingdom Treasury, 8%, 2021	GBP	2,024,000	4,607,614
United Kingdom Treasury, 4.25%, 2027	GBP	189,000	351,958
United Kingdom Treasury, 4.25%, 2036	GBP	1,761,000	3,270,314

			$240,554,144
Major Banks - 2.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$865,000	$931,832
ABN AMRO Bank N.V., 7.125%, 2022	EUR	300,000	493,823
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		$1,000,000	1,030,000
Bank of America Corp., 4.125%, 2024		512,000	516,967
Barclays Bank PLC, 6%, 2021	EUR	1,167,000	1,810,788
Barclays Bank PLC, 6.75%, 2023	GBP	250,000	456,675
BBVA Senior Finance S.A., 3.25%, 2016	EUR	300,000	420,135
Credit Agricole S.A., 7.375%, 2023	GBP	200,000	396,486
Credit Agricole S.A., 7.875%, 2049	EUR	400,000	624,853
Credit Suisse Group AG, 6.5%, 2023 (n)		$820,000	871,250
Goldman Sachs Group, Inc., 5.75%, 2022		1,181,000	1,334,091
HSBC Bank PLC, FRN, 0.876%, 2018 (n)		1,116,000	1,121,172
HSBC USA, Inc., 4.875%, 2020		1,000,000	1,080,079
ING Bank N.V., 4.875%, 2021	EUR	250,000	397,206
ING Bank N.V., 5.8%, 2023 (n)		$630,000	659,505
ING Bank N.V., FRN, 1.642%, 2014 (n)		1,260,000	1,265,301
JPMorgan Chase & Co., 4.25%, 2020		1,190,000	1,274,595
JPMorgan Chase & Co., 6.75% to 2024, FRN to 2049		515,000	521,953
Morgan Stanley, 7.3%, 2019		980,000	1,197,036
Morgan Stanley, 5.5%, 2021		490,000	552,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Nordea Bank AB, FRN, 0.697%, 2016 (n)		$2,050,000	$2,056,037
PNC Bank N.A., 3.8%, 2023		600,000	601,617
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		640,000	673,600
Regions Financial Corp., 2%, 2018		602,000	588,723
Royal Bank of Scotland PLC, 5.5%, 2020	EUR	300,000	479,967
Royal Bank of Scotland PLC, 6.934%, 2018	EUR	400,000	610,620
Societe Generale S.A., 4.25%, 2022	EUR	300,000	463,660
Wells Fargo & Co., 2.1%, 2017		$1,290,000	1,325,300
Wells Fargo & Co., 5.375%, 2043		301,000	308,713

			$24,064,417
Medical & Health Technology & Services - 0.1%
Express Scripts Holding Co., 2.65%, 2017		$1,390,000	$1,440,059

Metals & Mining - 0.4%
Barrick Gold Corp., 4.1%, 2023		$499,000	$460,630
Barrick International (Barbados) Corp., 5.75%, 2016 (n)		705,000	783,505
Cameco Corp., 5.67%, 2019	CAD	520,000	524,860
Glencore Finance Europe, 6.5%, 2019	GBP	200,000	373,597
Plains Exploration & Production Co., 6.875%, 2023		$600,000	663,000
Rio Tinto Finance (USA) PLC, 3.5%, 2022		500,000	494,897
Rio Tinto Finance PLC, 2%, 2020	EUR	300,000	407,672
Southern Copper Corp., 6.75%, 2040		$559,000	539,390
Xstrata Finance Canada Ltd., 5.25%, 2017	EUR	300,000	451,796

			$4,699,347
Mortgage-Backed - 3.4%
Fannie Mae, 4.78%, 2015		$321,709	$334,581
Fannie Mae, 4.856%, 2015		254,611	264,633
Fannie Mae, 5.5%, 2015 - 2037		362,593	380,377
Fannie Mae, 5.09%, 2016		356,980	392,063
Fannie Mae, 5.432%, 2016		267,013	287,250
Fannie Mae, 4.997%, 2017		182,673	187,536
Fannie Mae, 5.05%, 2017		311,621	337,026
Fannie Mae, 2.578%, 2018		900,000	931,088
Fannie Mae, 3.849%, 2018		387,128	419,505
Fannie Mae, 5.194%, 2018		666,756	717,867
Fannie Mae, 5.1%, 2019		324,705	355,847
Fannie Mae, 5.18%, 2019		325,035	356,997
Fannie Mae, 5%, 2020 - 2040		4,383,162	4,810,602
Fannie Mae, 4.5%, 2025 - 2034		1,592,294	1,712,107
Fannie Mae, 6%, 2037 - 2038		805,388	894,073
Fannie Mae, 4%, 2041		1,410,960	1,479,088
Fannie Mae, 3.5%, 2043		3,680,826	3,742,525
Fannie Mae, TBA, 4.5%, 2044		1,200,000	1,279,687
Freddie Mac, 1.426%, 2017		927,000	932,751
Freddie Mac, 3.882%, 2017		733,000	792,119
Freddie Mac, 2.412%, 2018		802,000	824,479
Freddie Mac, 1.883%, 2019		1,250,000	1,240,140
Freddie Mac, 5.085%, 2019		589,000	669,993
Freddie Mac, 3.32%, 2020		443,010	469,087
Freddie Mac, 5.5%, 2037		313,195	346,750
Freddie Mac, 4.5%, 2040		3,759,017	4,025,484
Freddie Mac, 3.5%, 2043		16,405	16,620
Freddie Mac, TBA, 4%, 2044		5,180,000	5,394,484

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 5%, 2040		$1,226,064	$1,350,080
Ginnie Mae, 3.5%, 2043		3,449,428	3,558,463
Ginnie Mae, TBA, 4%, 2044		3,338,000	3,527,979

			$42,031,281
Natural Gas - Distribution - 0.1%
Gas Natural Fenosa, 3.875%, 2023	EUR	400,000	$571,879
GDF SUEZ, 5%, 2060	GBP	250,000	436,792

			$1,008,671
Natural Gas - Pipeline - 0.3%
Enbridge, Inc., 3.19%, 2022	CAD	600,000	$525,910
Energy Transfer Partners LP, 4.65%, 2021		$482,000	504,004
Energy Transfer Partners LP, 3.6%, 2023		399,000	377,336
Spectra Energy Partners LP, 4.75%, 2024		1,158,000	1,221,850
Trans-Canada Pipelines Ltd., 5.1%, 2017	CAD	520,000	510,854

			$3,139,954
Network & Telecom - 0.3%
British Telecommunications PLC, 5.75%, 2028	GBP	330,000	$615,816
Deutsche Telekom I, 4.875%, 2025	EUR	300,000	481,959
Telefonica Emisiones S.A.U., 3.987%, 2023	EUR	500,000	700,438
Verizon Communications, Inc., 5.15%, 2023		$478,000	519,666
Verizon Communications, Inc., 6.4%, 2033		725,000	849,471

			$3,167,350
Other Banks & Diversified Financials - 1.2%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$840,000	$833,700
Banque Federative du Credit Mutuel, 2%, 2019	EUR	300,000	407,895
BB&T Corp., 3.95%, 2016		$1,290,000	1,373,835
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		901,000	965,196
BPCE S.A., 5.15%, 2024 (n)		900,000	884,601
Caixabank S.A., 3.25%, 2016	EUR	400,000	559,454
Capital One Bank (USA) N.A., 3.375%, 2023		$900,000	857,998
Citigroup, Inc., 6.125%, 2018		386,000	448,602
Deutsche Bank Capital Funding Trust, FRN, 2.288%, 2049	EUR	400,000	524,644
Discover Bank, 7%, 2020		$1,065,000	1,258,755
Erste Group Bank AG, 7.125%, 2022	EUR	300,000	473,910
Intesa Sanpaolo S.p.A., 4.125%, 2016	EUR	300,000	428,508
Intesa Sanpaolo S.p.A., 5.25%, 2022	GBP	300,000	518,449
KBC Ifima N.V., 4.5%, 2017	EUR	300,000	446,849
LBG Capital No.2 PLC, 6.385%, 2020	EUR	600,000	855,750
Lloyds TSB Bank PLC, 6.5%, 2020	EUR	350,000	554,894
Macquarie Group Ltd., 3%, 2018 (n)		$418,000	419,797
Rabobank Nederland N.V., 4%, 2022	GBP	250,000	430,085
Santander Financial Issuances Ltd., 4.5%, 2019	EUR	300,000	391,460
Svenska Handelsbanken AB, FRN, 0.696%, 2016		$1,210,000	1,213,647
Swedbank AB, 2.125%, 2017 (n)		204,000	206,188
Swedbank AB, 1.75%, 2018 (n)		728,000	720,720
U.S. Bancorp, 2.95%, 2022		196,000	186,850

			$14,961,787
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 3.3%, 2022		$483,000	$461,946

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - 0.3%
AbbVie, Inc., 1.2%, 2015		$1,670,000	$1,686,865
Celgene Corp., 1.9%, 2017		483,000	488,278
Mylan, Inc., 2.55%, 2019		216,000	216,449
Teva Pharmaceutical Finance B.V., 2.95%, 2022		602,000	556,633
Watson Pharmaceuticals, Inc., 1.875%, 2017		531,000	529,778

			$3,478,003
Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2024		$670,000	$704,502
Pearson Funding Five PLC, 3.25%, 2023 (n)		219,000	203,663
Wolters Kluwer N.V., 6.375%, 2018	EUR	300,000	485,124

			$1,393,289
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 2044		$969,000	$863,772

Real Estate - 0.2%
AvalonBay Communities, Inc., REIT, 3.625%, 2020		$102,000	$104,691
Boston Properties, Inc., REIT, 3.125%, 2023		669,000	623,533
ERP Operating LP, REIT, 3%, 2023		77,000	71,994
Hammerson PLC, 2.75%, 2019	EUR	300,000	420,657
Simon Property Group, Inc., REIT, 5.65%, 2020		$640,000	741,742
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)		309,000	300,136

			$2,262,753
Retailers - 0.3%
Cencosud S.A., 5.5%, 2021		$586,000	$579,798
Dollar General Corp., 4.125%, 2017		500,000	539,518
Gap, Inc., 5.95%, 2021		738,000	825,315
Home Depot, Inc., 5.95%, 2041		678,000	814,990
Marks & Spencer PLC, 4.75%, 2025	GBP	300,000	496,932

			$3,256,553
Specialty Chemicals - 0.1%
Ecolab, Inc., 3%, 2016		$500,000	$525,645
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)		609,000	569,415

			$1,095,060
Specialty Stores - 0.1%
Advance Auto Parts, Inc., 4.5%, 2023		$394,000	$401,187
Canadian Tire Corp. Ltd., 4.95%, 2015	CAD	535,000	500,919

			$902,106
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2020	EUR	300,000	$422,882
Morrison (WM) Supermarkets, 3.5%, 2026	GBP	200,000	298,664

			$721,546
Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 4.75%, 2022	EUR	500,000	$773,655
American Tower Corp., REIT, 4.7%, 2022		$167,000	173,898
American Tower Corp., REIT, 3.5%, 2023		502,000	475,351
Crown Castle Towers LLC, 6.113%, 2020 (n)		615,000	705,864

			$2,128,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telephone Services - 0.0%
TELUS Corp., 5.05%, 2020	CAD	520,000	$520,901

Tobacco - 0.2%
Altria Group, Inc., 2.85%, 2022		$960,000	$901,167
Imperial Tobacco Group PLC, 5.5%, 2026	GBP	350,000	642,152
Lorillard Tobacco Co., 8.125%, 2019		$592,000	737,202

			$2,280,521
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)		$192,000	$198,021
ERAC USA Finance Co., 7%, 2037 (n)		627,000	772,349
Hit Finance B.V., 4.875%, 2021	EUR	300,000	459,350

			$1,429,720
U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 2015		$1,113,000	$1,185,635
Small Business Administration, 5.09%, 2025		77,123	83,046
Small Business Administration, 5.21%, 2026		952,193	1,031,119
Small Business Administration, 5.31%, 2027		567,666	622,625
Small Business Administration, 2.22%, 2033		1,261,322	1,193,955

			$4,116,380
U.S. Treasury Obligations - 0.8%
U.S. Treasury Bonds, 4.5%, 2039		$4,539,600	$5,291,471
U.S. Treasury Notes, 4.75%, 2017 (f)		3,896,000	4,411,004
U.S. Treasury Notes, 3.5%, 2020		220,000	240,849

			$9,943,324
Utilities - Electric Power - 0.4%
CMS Energy Corp., 5.05%, 2022		$631,000	$698,783
E.On International Finance, 6.375%, 2032	GBP	250,000	504,932
Enel Finance International N.V., 4.875%, 2020	EUR	350,000	531,383
Enel S.p.A., 6.25%, 2019	GBP	300,000	556,757
NGG Finance PLC, 5.625%, 2073	GBP	300,000	493,170
PPL WEM Holdings PLC, 5.375%, 2021 (n)		$189,000	207,475
Progress Energy, Inc., 7.05%, 2019		460,000	556,464
Red Electrica Finance S.A., 3.5%, 2016	EUR	300,000	430,026
Red Electrica Finance S.A., 4.75%, 2018	EUR	300,000	457,060

			$4,436,050
Utilities - Water - 0.0%
Veolia Environnement S.A., 4.45%, 2049	EUR	400,000	$532,089
Total Bonds			$445,515,165

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		53,579,524	$53,579,524

Collateral for Securities Loaned - 0.2%
Goldman Sachs Repurchase Agreement, 0.03%, dated 1/31/14, due 2/03/14, total to be received $2,926,105 (secured by U.S. Treasury and Federal Agency obligations valued at $2,984,619 in an individually traded account), at Value		$2,926,097	$2,926,097
Total Investments			$1,221,965,060

Other Assets, Less Liabilities - (0.1)%			(1,310,119)
Net Assets - 100.0%			$1,220,654,941

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,171,801, representing 2.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	$29,252	$30,745
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Credit Suisse Group	2,588,992	4/11/14	$2,310,554	$2,255,864	$54,690
SELL	AUD	UBS AG	2,020,558	4/11/14	1,765,000	1,760,571	4,429

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	AUD	Westpac Banking Corp.	12,585,350	4/11/14	$11,231,544	$10,965,980	$265,564
SELL	CAD	Citibank N.A.	2,502,000	4/11/14	2,321,115	2,243,013	78,102
SELL	CAD	Deutsche Bank AG	2,546,034	4/11/14	2,349,000	2,282,489	66,511
SELL	CAD	Goldman Sachs International	1,273,269	4/11/14	1,194,276	1,141,471	52,805
SELL	CAD	Merrill Lynch International Bank	16,684,678	4/11/14	15,315,475	14,957,614	357,861
SELL	CAD	UBS AG	6,061,104	4/11/14	5,559,340	5,433,707	125,633
SELL	EUR	Credit Suisse Group	10,990,085	4/11/14	15,001,993	14,822,734	179,259
SELL	EUR	Deutsche Bank AG	889,872	4/11/14	1,208,379	1,200,203	8,176
SELL	EUR	Goldman Sachs International	2,122,000	4/11/14	2,867,513	2,862,020	5,493
SELL	EUR	JPMorgan Chase Bank	9,458,635	4/11/14	12,906,582	12,757,211	149,371
BUY	GBP	Credit Suisse Group	2,927,350	4/11/14	4,805,157	4,809,902	4,745
BUY	GBP	Goldman Sachs International	171,000	4/11/14	280,136	280,969	833
BUY	GBP	Merrill Lynch International Bank	2,430,277	4/11/14	3,990,418	3,993,167	2,749
SELL	GBP	Credit Suisse Group	305,220	4/11/14	503,374	501,504	1,870
SELL	GBP	Deutsche Bank AG	378,017	4/11/14	622,286	621,117	1,169
SELL	GBP	Goldman Sachs International	406,000	4/11/14	671,714	667,095	4,619
BUY	ILS	JPMorgan Chase Bank	1,848,000	2/12/14	522,084	525,556	3,472
BUY	JPY	Citibank N.A.	70,000,000	4/11/14	677,705	685,366	7,661
BUY	JPY	Credit Suisse Group	192,123,000	4/11/14	1,852,478	1,881,065	28,587
BUY	JPY	Deutsche Bank AG	310,401,473	4/11/14	2,994,838	3,039,123	44,285
BUY	JPY	Goldman Sachs International	430,401,473	4/11/14	4,144,087	4,214,036	69,949
BUY	JPY	JPMorgan Chase Bank	426,752,000	4/11/14	4,176,138	4,178,304	2,166
SELL	MXN	Barclays Bank PLC	38,657,258	2/24/14	2,912,254	2,886,011	26,243
SELL	MYR	Barclays Bank PLC	7,903,000	2/5/14	2,369,716	2,361,416	8,300
SELL	NZD	Citibank N.A.	2,585,416	4/11/14	2,135,000	2,080,675	54,325
SELL	SEK	Goldman Sachs International	4,557,077	4/11/14	706,808	694,840	11,968

							$1,620,835

Liability Derivatives
BUY	AUD	Citibank N.A.	25,000	4/11/14	$22,225	$21,783	$(442)
SELL	CAD	Citibank N.A.	402,725	4/11/14	360,000	361,038	(1,038)
BUY	CHF	Goldman Sachs International	3,592,000	4/11/14	3,983,056	3,964,032	(19,024)
BUY	CZK	Citibank N.A.	12,895,000	4/11/14	643,160	631,924	(11,236)
BUY	DKK	UBS AG	8,770,149	4/11/14	1,604,477	1,586,203	(18,274)
BUY	EUR	Barclays Bank PLC	8,919,200	3/18/14-4/11/14	12,261,832	12,029,494	(232,338)
BUY	EUR	Citibank N.A.	350,000	4/11/14	476,025	472,058	(3,967)
BUY	EUR	Credit Suisse Group	211,000	4/11/14	287,940	284,584	(3,356)
BUY	EUR	Goldman Sachs International	1,313,000	4/11/14	1,779,207	1,770,892	(8,315)
BUY	GBP	Citibank N.A.	349,000	4/11/14	578,066	573,439	(4,627)
BUY	GBP	Goldman Sachs International	1,425,000	4/11/14	2,344,410	2,341,405	(3,005)
SELL	GBP	Goldman Sachs International	284,949	4/11/14	468,125	468,197	(72)
BUY	INR	Barclays Bank PLC	5,000,000	2/13/14	79,694	79,641	(53)
BUY	INR	Deutsche Bank AG	136,814,000	2/13/14	2,202,238	2,179,190	(23,048)
SELL	JPY	Credit Suisse Group	73,239,000	4/11/14	709,087	717,079	(7,992)
SELL	JPY	JPMorgan Chase Bank	487,629,000	4/11/14	4,654,423	4,774,347	(119,924)
BUY	KRW	Deutsche Bank AG	4,907,809,000	3/21/14	4,599,504	4,572,743	(26,761)
BUY	KRW	JPMorgan Chase Bank	521,006,000	3/21/14	490,110	485,436	(4,674)
BUY	MXN	JPMorgan Chase Bank	27,686,000	4/16/14	2,099,891	2,058,393	(41,498)
BUY	MYR	Barclays Bank PLC	15,806,000	2/5/14-3/31/14	4,813,031	4,715,333	(97,698)
BUY	MYR	Merrill Lynch International Bank	2,696,863	3/21/14	817,108	803,775	(13,333)
BUY	NOK	Goldman Sachs International	4,739,526	4/11/14	776,062	753,204	(22,858)
BUY	NZD	Westpac Banking Corp.	3,627,781	4/11/14	3,025,642	2,919,544	(106,098)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	PLN	Citibank N.A.	536,000	2/18/14	$174,526	$169,900	$(4,626)
BUY	PLN	JPMorgan Chase Bank	11,190,803	2/18/14	3,677,012	3,547,243	(129,769)
BUY	SGD	Citibank N.A.	906,000	4/11/14	714,620	709,621	(4,999)
SELL	THB	JPMorgan Chase Bank	14,423,250	3/06/14	434,108	434,304	(196)
BUY	ZAR	Barclays Bank PLC	11,998,933	2/18/14	1,106,679	1,077,677	(29,002)

							$(938,223)

Futures Contracts Outstanding at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
US Treasury Note 10 yr (Short)	USD	36	$4,527,000	March - 2014	$104

At January 31, 2014, the fund had liquid securities with an aggregate value of $62,270 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$359,100,481	$—	$—	$359,100,481
Japan	—	91,735,159	—	91,735,159
United Kingdom	87,712,399	—	—	87,712,399
Switzerland	53,098,277	—	—	53,098,277
Germany	29,821,657	—	—	29,821,657
France	26,643,280	—	—	26,643,280
Netherlands	13,943,637	—	—	13,943,637
Sweden	9,402,180	—	—	9,402,180
Spain	8,064,190	—	—	8,064,190
Other Countries	33,827,518	6,595,496	—	40,423,014
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	14,059,704	—	14,059,704
Non-U.S. Sovereign Debt	—	253,946,376	—	253,946,376
U.S. Corporate Bonds	—	58,970,517	—	58,970,517
Residential Mortgage-Backed Securities	—	42,031,281	—	42,031,281
Commercial Mortgage-Backed Securities	—	12,778,289	—	12,778,289
Asset-Backed Securities (including CDOs)	—	30,745	—	30,745
Foreign Bonds	—	63,698,253	—	63,698,253
Short Term Securities	—	2,926,097	—	2,926,097
Mutual Funds	53,579,524	—	—	53,579,524
Total Investments	$675,193,143	$546,771,917	$—	$1,221,965,060

Other Financial Instruments
Futures Contracts	$104	$—	$—	$104
Forward Foreign Currency Exchange Contracts	—	682,612	—	682,612

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $98,330,655 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $11,878,330 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,017,635,117
Gross unrealized appreciation	222,066,314
Gross unrealized depreciation	(17,736,371)
Net unrealized appreciation (depreciation)	$204,329,943

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,296,047	70,493,175	(45,209,698)	53,579,524

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,857	$53,579,524

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	44.1%
Japan	13.3%
United Kingdom	9.5%
Switzerland	4.6%
Germany	4.0%
France	3.9%
Canada	3.4%
Spain	2.6%
Italy	2.6%
Other Countries	12.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

January 31, 2014

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.2%
Broadcasting - 1.0%
Altice S.A. (a)	959,050	$36,967,394
SIRIUS XM Radio, Inc. (a)	695,980	2,491,608
Twenty-First Century Fox, Inc.	412,490	13,125,432

		$52,584,434
Cable TV - 9.4%
Astro Malaysia Holdings Berhad	30,485,100	$26,782,069
Charter Communications, Inc., “A” (a)	20,060	2,748,220
Comcast Corp., “Special A”	4,446,267	232,762,077
Liberty Global PLC, “A” (a)	626,401	50,068,232
Liberty Global PLC, “C” (a)	632,501	50,176,304
Time Warner Cable, Inc.	627,960	83,688,229
Ziggo N.V.	1,040,725	45,245,878

		$491,471,009
Energy - Independent - 5.0%
Anadarko Petroleum Corp.	475,893	$38,399,806
Antero Resources Corp. (a)	590,540	34,688,320
Energen Corp.	716,809	50,692,732
EQT Corp.	915,904	85,005,050
Markwest Energy Partners LP	119,500	8,387,705
Noble Energy, Inc.	268,148	16,713,665
Range Resources Corp.	33,060	2,849,441
Rice Energy, Inc. (a)	448,270	10,543,310
Targa Resources Corp.	29,697	2,681,342
Western Gas Equity Partners LP	287,765	11,847,285

		$261,808,656
Internet - 0.1%
Iliad S.A.	33,526	$7,677,764

Natural Gas - Distribution - 10.5%
AGL Energy Ltd.	1,146,880	$15,210,640
AGL Resources, Inc.	330,600	15,796,068
Centrica PLC	4,963,706	25,393,410
China Resources Gas Group Ltd.	10,526,000	32,479,090
Gas Natural SDG S.A.	1,729,440	42,812,959
GDF Suez	2,611,561	57,711,449
Infraestructura Energetica Nova S.A.B. de C.V.	2,288,500	9,852,836
NiSource, Inc.	638,161	21,933,594
ONEOK, Inc.	1,475,078	101,028,092
Questar Corp.	535,890	12,496,955
Sempra Energy	992,204	91,987,233
Snam S.p.A.	10,182,270	55,892,608
Spectra Energy Corp.	1,837,587	66,061,253

		$548,656,187
Natural Gas - Pipeline - 10.1%
APA Group	2,398,331	$12,558,665
Cheniere Energy, Inc. (a)	551,543	24,234,799
DCP Midstream Partners LP	68,686	3,450,098
Enagas S.A.	2,710,616	74,212,899
Enbridge, Inc.	1,239,119	52,023,528

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - continued
Energy Transfer Equity LP	47,900	$1,998,388
Kinder Morgan, Inc.	4,082,068	138,831,133
ONEOK Partners LP	565,340	29,301,572
Plains All American Pipeline LP	52,910	2,671,426
Plains GP Holdings LP	106,550	2,708,503
SemGroup Corp., “A”	169,050	10,440,528
TransCanada Corp.	742,100	32,262,610
Williams Cos., Inc.	2,027,419	82,090,195
Williams Partners LP	1,322,792	66,271,879

		$533,056,223
Oil Services - 0.5%
Ensco PLC, “A”	311,808	$15,705,769
Noble Corp. PLC	350,420	10,873,533

		$26,579,302
Telecommunications - Wireless - 6.8%
American Tower Corp., REIT	1,181,733	$95,578,565
Cellcom Israel Ltd.	1,814,342	22,661,132
KDDI Corp.	50,700	2,787,586
MegaFon OJSC	437,063	13,037,589
Mobile TeleSystems OJSC	614,140	5,037,799
Mobile TeleSystems OJSC, ADR	3,190,933	55,043,594
SBA Communications Corp. (a)	296,925	27,539,794
TIM Participacoes S.A., ADR	1,040,290	27,078,749
Turkcell Iletisim Hizmetleri AS (a)	6,561,314	32,449,711
Vodafone Group PLC	20,750,294	77,279,395

		$358,493,914
Telephone Services - 6.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	32,552,134	$49,905,001
CenturyLink, Inc.	1,171,999	33,823,891
Portugal Telecom, SGPS, S.A.	3,540,225	15,589,400
PT Telekomunikasi Indonesia Tbk	31,491,500	5,815,811
PT XL Axiata Tbk	34,069,000	13,532,731
Quebecor, Inc., “B”	334,010	7,113,551
TDC A.S.	5,571,029	52,363,081
Telecom Italia S.p.A.	35,290,263	29,747,486
Telecom Italia S.p.A.	2,456,268	2,733,034
Telefonica Brasil S.A., ADR (l)	1,095,613	20,816,647
TELUS Corp.	78,770	2,753,325
Verizon Communications, Inc.	1,249,225	59,987,785
Windstream Holdings, Inc. (l)	6,367,757	47,630,822

		$341,812,565
Utilities - Electric Power - 45.3%
AES Corp.	7,375,843	$103,704,353
Aksa Enerji Uretim A.S. (a)	15,403,849	14,619,947
ALLETE, Inc.	54,070	2,702,419
Alliant Energy Corp.	841,520	43,725,379
Ameren Corp.	297,950	11,274,428
American Electric Power Co., Inc.	1,961,942	95,762,389
Calpine Corp. (a)	7,231,446	137,252,845
Canadian Utilities Ltd., “A”	402,730	13,704,572
CenterPoint Energy, Inc.	2,557,866	59,854,064
CEZ A.S.	507,351	12,798,119
Cheung Kong Infrastructure Holdings Ltd.	5,187,000	30,498,796

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
China Longyuan Electric Power Group Corp.	13,421,000	$15,984,667
CMS Energy Corp.	5,306,058	147,455,352
Companhia Energetica de Minas Gerais, IPS	6,530,801	37,697,735
Companhia Paranaense de Energia, ADR (l)	1,282,478	14,697,198
Companhia Paranaense de Energia, IPS	3,610,000	41,631,120
Covanta Holding Corp.	898,480	16,172,640
CPFL Energia S.A.	685,500	5,144,268
Dominion Resources, Inc.	1,374,540	93,345,011
DTE Energy Co.	1,048,830	71,551,183
Duke Energy Corp.	998,527	70,515,977
E.ON Russia JSC	55,428,817	3,643,780
Edison International	2,029,495	97,740,479
EDP Renovaveis S.A.	16,889,496	97,334,083
Enel Green Power S.p.A.	2,268,409	5,730,262
Energias de Portugal S.A.	41,737,227	156,826,721
Energias do Brasil S.A.	9,347,200	37,377,180
Great Plains Energy, Inc.	542,573	13,390,702
Infinis Energy PLC (a)	3,805,204	16,170,144
ITC Holdings Corp.	340,152	35,205,732
Light S.A.	1,684,890	13,314,349
National Grid PLC	1,299,520	16,855,256
NextEra Energy, Inc.	1,668,046	153,343,469
Northeast Utilities	3,078,095	134,820,561
NRG Energy, Inc.	4,947,665	137,792,470
OGE Energy Corp.	2,168,960	73,896,467
Pinnacle West Capital Corp.	831,740	43,774,476
Portland General Electric Co.	2,085,724	62,947,150
PPL Corp.	890,822	27,232,429
Public Service Enterprise Group, Inc.	3,072,835	102,448,319
Red Electrica de Espana	675,667	47,304,134
SSE PLC	2,855,992	61,363,196
Tractebel Energia S.A.	180,200	2,576,152

		$2,381,179,973
Total Common Stocks		$5,003,320,027

Bonds - 0.1%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 8.951%, 2023 (i)(z)	$441,903	$38,401

Utilities - Electric Power - 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 2017 (n)	$5,999,000	$6,568,905
Total Bonds		$6,607,306

Convertible Preferred Stocks - 3.8%
Telecommunications - Wireless - 0.2%
Crown Castle International Corp., “A”, 4.5%	106,940	$10,489,745

Utilities - Electric Power - 3.6%
Dominion Resources, Inc., “A”, 6.125%	570,160	$31,889,049
Dominion Resources, Inc., “B”, 6%	588,320	32,963,570
NextEra Energy, Inc., 5.889%	766,880	45,844,086
PPL Corp., 8.75%	1,471,996	75,822,514

		$186,519,219
Total Convertible Preferred Stocks		$197,008,964

3

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Convertible Bonds - 0.9%
Broadcasting - 0.1%
XM Satellite Radio, Inc., 7%, 2014 (z)			$2,171,000	$4,306,721

Telecommunications - Wireless - 0.8%
SBA Communications Corp., 4%, 2014			$14,507,000	$44,300,751
Total Convertible Bonds				$48,607,472
	Strike Price	First Exercise
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	277,917	$819,855

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			42,378,853	$42,378,853

Collateral for Securities Loaned - 0.8%
Goldman Sachs Repurchase Agreement, 0.03%, dated 1/31/14, due 2/03/14, total to be received $21,751,654 (secured by U.S. Treasury and Federal Agency obligations valued at $22,186,632 in an individually traded account)			$21,751,600	$21,751,600
Merrill Lynch, Pierce, Fenner & Smith Repurchase Agreement, 0.02%, dated 1/31/14, due 2/03/14, total to be received $20,000,033 (secured by U.S. Treasury and Federal Agency obligations valued at $20,400,003 in an individually traded account)			$20,000,000	$20,000,000
Total Collateral for Securities Loaned, at Value				$41,751,600
Total Investments				$5,340,494,077

Other Assets, Less Liabilities - (1.6)%				(82,265,181)
Net Assets - 100.0%				$5,258,228,896

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,568,905, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 8.774%, 2023	1/18/02	$11,413	$38,401
XM Satellite Radio, Inc., 7%, 2014	10/21/13-12/19/13	4,613,210	4,306,721
Total Restricted Securities			$4,345,122
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

4

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	75,326,407	3/18/14	$103,633,544	$101,594,081	$2,039,463
SELL	EUR	Credit Suisse Group	75,260,492	4/11/14	102,690,291	101,506,611	1,183,680
SELL	EUR	Deutsche Bank AG	19,493,464	4/11/14	26,370,931	26,291,556	79,375
SELL	EUR	JPMorgan Chase Bank N.A.	73,438,278	4/11/14	100,208,660	99,048,923	1,159,737
SELL	EUR	UBS AG	75,326,407	4/11/14	102,846,006	101,595,513	1,250,493
SELL	GBP	UBS AG	924,056	4/11/14	1,518,896	1,518,308	588

							$5,713,336

Liability Derivatives
BUY	EUR	Citibank N.A.	2,686,999	4/11/14	$3,660,380	$3,624,055	$(36,325)
BUY	EUR	Credit Suisse Group	2,645,063	4/11/14	3,616,103	3,567,495	(48,608)
BUY	EUR	Deutsche Bank AG	4,364,713	4/11/14	5,926,954	5,886,851	(40,103)
BUY	EUR	Goldman Sachs International	1,394,732	4/11/14	1,899,675	1,881,126	(18,549)
BUY	EUR	Royal Bank of Scotland Group PLC	424,589	4/11/14	580,472	572,658	(7,814)
BUY	EUR	UBS AG	4,172,262	4/11/14	5,708,589	5,627,284	(81,305)
SELL	GBP	Barclays Bank PLC	3,699,713	4/11/14	6,056,284	6,078,965	(22,681)
SELL	GBP	Credit Suisse Group	33,029,760	4/11/14	54,217,359	54,270,901	(53,542)
SELL	GBP	Deutsche Bank AG	5,361,071	4/11/14	8,778,892	8,808,728	(29,836)
SELL	GBP	Merrill Lynch International Bank	33,029,760	4/11/14	54,233,545	54,270,900	(37,355)

							$(376,118)

At January 31, 2014, the fund had cash collateral of $150,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

6

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,593,047,744	$—	$—	$3,593,047,744
Portugal	269,750,205	—	—	269,750,205
Brazil	200,333,398	—	—	200,333,398
United Kingdom	197,061,402	—	—	197,061,402
Spain	164,329,992	—	—	164,329,992
Canada	107,857,586	—	—	107,857,586
Italy	94,103,391	—	—	94,103,391
Russia	68,081,184	8,681,579	—	76,762,763
Israel	72,566,133	—	—	72,566,133
Other Countries	293,430,118	131,906,115	—	425,336,233
U.S. Corporate Bonds	—	48,607,472	—	48,607,472
Commercial Mortgage-Backed Securities	—	38,401	—	38,401
Foreign Bonds	—	6,568,904	—	6,568,904
Short-Term Securities	—	41,751,600	—	41,751,600
Mutual Funds	42,378,853	—	—	42,378,853
Total Investments	$5,102,940,006	$237,554,071	$—	$5,340,494,077

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,337,218	$—	$5,337,218

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $126,090,304 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $77,279,395 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,450,744,762
Gross unrealized appreciation	1,075,925,239
Gross unrealized depreciation	(186,175,924)
Net unrealized appreciation (depreciation)	$889,749,315

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	115,909,948	238,815,345	(312,346,440)	42,378,853

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,215	$42,378,853

7

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	69.3%
Portugal	5.1%
United Kingdom	3.9%
Brazil	3.8%
Spain	3.1%
Canada	2.1%
Italy	1.8%
Russia	1.5%
Israel	1.4%
Other Countries	8.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.